Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2024	Mar. 31, 2024
Subsequent events
Interim dividend per share determined by the Board		$ 0.75
Special dividend per fully paid ordinary share		$ 0.15
Aggregate amount of proposed ordinary and special dividends		$ 3,127
Share buy-back program
Subsequent events
Amount authorized for repurchase of additional shares in on-market buy back	$ 1,000
Aggregate amount authorized for repurchase of shares in on-market buy back	$ 2,500